LOANS PAYABLE — RELATED PARTIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ZAR (R)
IfrsStatementLineItems [Line Items]
Outstanding loan amount	$ 4,909,001	$ 2,933,819
Outstanding balance loan	835,000	500,000
Short term working capital			$ 63,184
Jeff hays [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	435,000
Patrick gentempo [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	435,000
Related parties [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	4,000,000
Debt conversion amount	1,000,000
Loan repayable in term of cash	1,100,000
Entrepreneurs institute australia pty ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions	117,790	325,243
Geniusu web services india pvt ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions	288,937	$ 209,322
Roger hamilton [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	2,100,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	870,000
Revealed films [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan				$ 2,000,000
ESquared education enterprises pty ltd [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan					$ 299,231	R 3,600,000
Entrepreneur resorts limited [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	$ 491,950